Common Stock, Stock Option Plans and Stock Compensation Agreements (Details)	12 Months Ended
	Jan. 01, 2012 Y	Jan. 02, 2011 Y	Jan. 03, 2010 Y
Weighted average assumptions of fair value of options
Risk-free rate	2.41%	2.78%	2.71%
Expected volatility	18.20%	17.40%	19.50%
Expected life	6.0	6.0	6.0
Dividend yield	3.60%	3.30%	3.30%